Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Data [Abstract]
Net sales	$ 6,812	$ 6,344	$ 5,960	$ 5,553	$ 6,700	$ 6,484	$ 5,919	$ 5,309	$ 24,669	$ 24,412	$ 24,222
Gross profit	2,804	2,568	2,373	2,207	2,749	2,628	2,336	2,055	9,952	9,768
Earnings from continuing operations common stockholders	795	194	561	454	282	770	545	371	2,004	1,968	2,454
Net earnings common stockholders	795	194	561	454	282	770	545	371	2,004	1,968	2,480
Earnings per common share from continuing operations: Basic	$ 1.11	$ 0.27	$ 0.77	$ 0.63	$ 0.39	$ 1.05	$ 0.74	$ 0.50	$ 2.78	$ 2.68	$ 3.26
Earnings per common share from continuing operations: Diluted	$ 1.10	$ 0.27	$ 0.77	$ 0.62	$ 0.39	$ 1.04	$ 0.74	$ 0.50	$ 2.76	$ 2.67	$ 3.24
Net earnings per common share: Basic	$ 1.11	$ 0.27	$ 0.77	$ 0.63	$ 0.39	$ 1.05	$ 0.74	$ 0.50	$ 2.78	$ 2.68	$ 3.29
Net earnings per common share: Diluted	$ 1.10	$ 0.27	$ 0.77	$ 0.62	$ 0.39	$ 1.04	$ 0.74	$ 0.50	$ 2.76	$ 2.67	$ 3.27
Dividends per common share	$ 0.41	$ 0.41	$ 0.41	$ 0.41	$ 0.40	$ 0.40	$ 0.40	$ 0.40	$ 1.64	$ 1.60	$ 1.38
Common stock prices: High	$ 66.79	$ 59.44	$ 58.67	$ 53.62	$ 52.98	$ 53.01	$ 53.78	$ 52.64	$ 66.79	$ 53.78
Common stock prices: Low	$ 54.55	$ 53.09	$ 53.83	$ 47.10	$ 43.59	$ 43.75	$ 47.00	$ 39.50	$ 47.10	$ 39.50
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment, net of tax									496	528	19
Embedded Computing and Power [Member]
Quarterly Financial Data [Abstract]
Net sales									1,200
Network Power [Member] | Embedded Computing and Power [Member]
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment and income tax charges		508
Goodwill impairment and income tax charges per share		$ 0.70
Goodwill impairment, net of tax		475								528
After-tax goodwill impairment loss per share		$ 0.65								$ 0.72
Network Power [Member] | Embedded computing and power and connectivity solutions [Member] [Member]
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment and income tax charges	$ 58
Goodwill impairment and income tax charges per share	$ 0.08